Corporate and Group information	6 Months Ended
Jun. 30, 2026
Disclosure Of Corporate And Group Information [Abstract]
Corporate and Group information

1. Corporate and Group information

This section provides general corporate and group information about Pharvaris N.V. and its subsidiaries.

1.1 Corporate information

Pharvaris N.V. was incorporated on September 30, 2015 and is based in Leiden, the Netherlands.

The Company’s registered office is located at Emmy Noetherweg 2, Leiden. The Company is registered at the Chamber of Commerce under file number 64239411.

Pharvaris is a late-stage biopharmaceutical company focused on the development and commercialization of innovative therapies for rare diseases with significant unmet need, initially focused on angioedema and other bradykinin-mediated diseases.

The unaudited condensed consolidated interim financial statements of Pharvaris N.V. (the “Company” or “Pharvaris”) and its subsidiaries (collectively, “The Group”) as of June 30, 2026, and December 31, 2025, and for the three and six months ended June 30, 2026 and 2025 were authorized for issue in accordance with a resolution of the directors on August 12, 2026.

1.2 Group information

Subsidiaries

The unaudited condensed consolidated interim financial statements of the Group include:

		Country of	% of equity interest as June 30,
Name	Legal seat	incorporation	2026	2025
Pharvaris Holdings B.V.	Leiden	The Netherlands	100%	100%
Pharvaris Netherlands B.V.	Leiden	The Netherlands	100%	100%
Pharvaris GmbH	Zug	Switzerland	100%	100%
Pharvaris, Inc.	Delaware	United States of America	100%	100%
Pharvaris Pharmaceuticals, Inc.*	Delaware	United States of America	100%	100%

*Pharvaris Pharmaceuticals, Inc was incorporated in June 2025

The ultimate parent company of the Group is Pharvaris N.V., which is based in the Netherlands.